Loans and advances to customers - Impaired loans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and receivables category | Impaired loans
Financial assets
Beginning balance	$ 18,132
Balance at year-end	18,429	$ 18,132
Gross carrying amount
Financial assets
Beginning balance	631,967
Balance at year-end	698,152	631,967
Loans and advances to customers | Financial assets at amortized cost category
Financial assets
Written-off assets	(19,678)
Loans and advances to customers | Allowance for impairment losses
Financial assets
Written-off assets	19,678	21,733	$ 20,045
Loans and advances to customers | Gross carrying amount | Financial assets at amortized cost category
Financial assets
Written-off assets	(19,678)
Loans and advances to customers | Gross carrying amount | Financial assets at amortized cost category | Impaired loans
Financial assets
Beginning balance	18,132
Additions	32,461
Transfers to performing loans	(12,486)
Written-off assets	(19,678)
Balance at year-end	18,429	18,132
Loans and advances to customers | Gross carrying amount | Loans and receivables category | Impaired loans
Financial assets
Beginning balance	$ 18,132	17,595	19,742
Additions		34,180	30,431
Transfers to performing loans		(11,910)	(12,533)
Written-off assets		(21,733)	(20,045)
Balance at year-end		$ 18,132	$ 17,595